Bank borrowings	12 Months Ended
Mar. 31, 2016
Bank borrowings
Bank borrowings
Bank borrowings

20.   Bank borrowings

Bank borrowings are analyzed as follows:

	As of March 31
	2015	2016
	(in millions of RMB)
Long-term borrowings (i)	1,609	1,871
Short-term borrowings (ii)	1,990	4,304

	3,599	6,175

(i)The weighted average interest rate for all long-term borrowings for the years ended March 31, 2014, 2015 and 2016 was approximately 6.7%, 5.9% and 4.9%, respectively. Other loans are collateralized by a pledge of certain land use rights and construction in progress with carrying values of RMB2,216 million and RMB3,583 million in the PRC as of March 31, 2015 and 2016, respectively. Such borrowings are all denominated in Renminbi.

(ii)As of March 31, 2015 and 2016, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged at interest rates ranging from 2.0% to 11.6% and 4.0% to 7.1% per annum, respectively. Such borrowings are all denominated in Renminbi.

In August 2014, the Company entered into a revolving credit facility agreement with certain financial institutions for an amount of US$3.0 billion which has not yet been drawn down. The interest rate on any outstanding utilized amount under this credit facility is calculated based on LIBOR plus 120 basis points. This facility is reserved for general corporate and working capital purposes.

In March 2016, the Company signed a five-year US$3.0 billion syndicated loan agreement with a group of eight lead arrangers which has been subsequently drawn down in April 2016. The loan was upsized from US$3.0 billion to US$4.0 billion in May 2016 through a general syndication, which the upsized portion of the loan has not yet been drawn down. The loan has a five-year bullet maturity and is priced at 110 basis points over LIBOR. The proceeds of the loan will be used for general corporate and working capital purposes (including acquisitions).

As of March 31, 2016, the borrowings will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	4,304
Between 1 to 2 years	682
Between 2 to 3 years	520
Between 3 to 4 years	502
Between 4 to 5 years	167

6,175